Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 29, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	FIRST CITIZENS BANC CORP /OH
Entity Central Index Key	0000944745
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 23,635,510
Entity Common Stock, Shares Outstanding		7,707,917

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from financial institutions	$ 52,127	$ 79,030
Securities available for sale	204,633	184,952
Loans held for sale	598	0
Loans, net of allowance of $21,257 and $21,768	764,011	745,555
Other securities	15,388	15,344
Premises and equipment, net	17,774	18,129
Accrued interest receivable	3,787	4,382
Goodwill	21,720	21,720
Other intangible assets	4,113	5,275
Bank owned life insurance	17,963	12,320
Other assets	10,863	13,915
Total assets	1,112,977	1,100,622
Deposits
Noninterest-bearing	189,382	157,529
Interest-bearing	711,864	734,934
Total deposits	901,246	892,463
Federal Home Loan Bank advances	50,295	50,327
Securities sold under agreements to repurchase	19,029	21,842
U. S. Treasury interest-bearing demand note payable	0	2,008
Subordinated debentures	29,427	29,427
Accrued expenses and other liabilities	10,452	7,605
Total liabilities	1,010,449	1,003,672
SHAREHOLDERS' EQUITY
Preferred stock, $1,000 liquidation preference, 200,000 shares authorized, 23,184 shares issued	23,151	23,134
Common stock, no par value, 20,000,000 shares authorized, 8,455,881 shares issued	114,447	114,447
Accumulated deficit	(17,667)	(20,218)
Treasury stock, 747,964 shares at cost	(17,235)	(17,235)
Accumulated other comprehensive loss	(168)	(3,178)
Total shareholders' equity	102,528	96,950
Total liabilities and shareholders' equity	$ 1,112,977	$ 1,100,622

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Allowance, loans	$ 21,257	$ 21,768
Preferred stock, liquidation preference	$ 1,000	$ 1,000
Preferred stock, shares authorized	200,000	200,000
Preferred stock, shares issued	23,184	23,184
Common stock, par value
Common stock, shares authorized	20,000,000	20,000,000
Common stock shares issued	8,455,881	8,455,881
Treasury stock, shares	747,964	747,964

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income
Loans, including fees	$ 41,604	$ 44,252
Taxable securities	5,490	5,813
Tax-exempt securities	1,675	1,818
Federal funds sold and other	92	42
Total interest and dividend income	48,861	51,925
Interest expense
Deposits	5,091	7,183
Federal Home Loan Bank advances	1,606	2,394
Subordinated debentures	770	817
Other	33	70
Total interest expense	7,500	10,464
Net interest income	41,361	41,461
Provision for loan losses	9,800	17,940
Net interest income after provision for loan losses	31,561	23,521
Noninterest income
Computer center item processing fees	256	257
Service charges	4,550	4,556
Net gain (loss) on sale of securities	(8)	212
Net gain on sale of loans	139	3
ATM fees	1,814	1,752
Trust fees	2,063	1,864
Bank owned life insurance	643	472
Impairment loss on investment securities		(575)
Other	985	940
Total noninterest income	10,442	9,481
Noninterest expense
Salaries, wages and benefits	19,349	17,212
Net occupancy expense	2,195	2,356
Equipment expense	1,399	1,522
Contracted data processing	820	929
FDIC Assessment	1,222	1,580
State franchise tax	969	984
Professional services	1,259	1,383
Amortization of intangible assets	1,162	1,218
ATM expense	603	688
Marketing expense	640	630
Repossession expense	837	944
Loss on sale of fixed assets	46	79
Loss on sale of OREO properties	425	320
Other operating expenses	6,272	6,256
Total noninterest expense	37,198	36,101
Income (loss) before income taxes (benefit)	4,805	(3,099)
Income taxes (benefit)	847	(1,831)
Net income (loss)	3,958	(1,268)
Preferred stock dividends and discount accretion	1,176	1,176
Net income (loss) available to common shareholders	$ 2,782	$ (2,444)
Earnings per common share, basic and diluted	$ 0.36	$ (0.32)

Condensed Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock	Common Stock	(Accumulated Deficit)	Treasury Stock	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2009	$ 98,797	$ 23,117	$ 114,447	$ (17,774)	$ (17,235)	$ (3,758)
Beginning balance, shares at Dec. 31, 2009		23,184	7,707,917
Comprehensive Income (Loss)
Net income (loss)	(1,268)			(1,268)
Change in funded status on pension benefits, net of tax	621					621
Unrealized loss on securities available for sale, net of reclassification and tax effects	(41)					(41)
Total comprehensive loss	(688)
Amortization of discount on preferred stock		17		(17)
Preferred stock dividends	(1,159)			(1,159)
Ending balance at Dec. 31, 2010	96,950	23,134	114,447	(20,218)	(17,235)	(3,178)
Ending balance, shares at Dec. 31, 2010		23,184	7,707,917
Comprehensive Income (Loss)
Net income (loss)	3,958			3,958
Change in funded status on pension benefits, net of tax	(1,294)					(1,294)
Unrealized loss on securities available for sale, net of reclassification and tax effects	4,304					4,304
Total comprehensive loss	6,968
Amortization of discount on preferred stock		17		(17)
Cash dividends ($0.03 per share)	(231)			(231)
Preferred stock dividends	(1,159)			(1,159)
Ending balance at Dec. 31, 2011	$ 102,528	$ 23,151	$ 114,447	$ (17,667)	$ (17,235)	$ (168)
Ending balance, shares at Dec. 31, 2011		23,184	7,707,917

Condensed Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
Cash dividends per share	$ 0.03
(Accumulated Deficit)
Cash dividends per share	$ 0.03

Condensed Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	$ 3,958	$ (1,268)
Adjustments to reconcile net income (loss) to net cash from operating activities
Security amortization (accretion), net	2,195	2,590
Depreciation	1,551	1,590
Loss on sale of fixed assets	46	79
Amortization of intangible assets	1,162	1,218
Net realized (gain) loss on sale of securities	8	(212)
Provision for loan losses	9,800	17,940
Loans originated for sale	(8,852)
Proceeds from sale of loans	8,393
Gain on sale of loans	(139)	(3)
Loss on sale of OREO properties	425	320
Impairment on investment security		575
Bank owned life insurance	(643)	(472)
Deferred income taxes	(366)	(2,642)
Prepaid FDIC Premium	1,163	1,450
Change in
Net deferred loan fees	529	270
Accrued interest payable	(104)	(104)
Accrued interest receivable	595	1,043
Other, net	1,124	(883)
Net cash from operating activities	20,845	21,491
Securities available for sale
Maturities, prepayments and calls	61,092	94,649
Sales	310	4,525
Purchases	(76,765)	(79,849)
Redemption of Federal Reserve stock	83	110
Purchases of Federal Reserve stock	(127)	(72)
Purchases of bank owned life insurance	(5,000)
Net loan (originations) repayments	(29,965)	10,351
Proceeds from sale of OREO properties	1,326	1,149
Property and equipment purchases	(1,244)	(1,193)
Proceeds from sale of property and equipment	2	1,176
Net cash from (used for) investing activities	(50,288)	30,846
Cash flows from (used for) financing activities
Increase in deposits	8,783	36,411
Net change in short-term FHLB advances		(5,000)
Repayment of long-term FHLB advances	(22,532)	(30,037)
Proceeds from long-term FHLB advances	22,500
Decrease in securities sold under repurchase agreements	(2,813)	(78)
Decrease in U.S. Treasury interest-bearing notes payable	(2,008)	(386)
Cash dividends paid	(1,390)	(1,159)
Net cash from (used for) financing activities	2,540	(249)
Increase (decrease) in cash and due from financial institutions	(26,903)	52,088
Cash and due from financial institutions at beginning of year	79,030	26,942
Cash and due from financial institutions at end of year	52,127	79,030
Supplemental cash flow information:
Interest paid	7,604	10,568
Income taxes paid	1,600	650
Supplemental non-cash disclosures:
Transfer of loans from portfolio to other real estate owned	$ 1,180	$ 1,431

Summary of Significant Accounting policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the accounting policies adopted by First Citizens Banc Corp, which have a significant effect on the financial statements.

Nature of Operations and Principles of Consolidation: The Consolidated Financial Statements include the accounts of First Citizens Banc Corp (FCBC) and its wholly-owned subsidiaries: The Citizens Banking Company (Citizens), First Citizens Insurance Agency, Inc., and Water Street Properties, Inc. (Water St.). First Citizens Capital LLC (FCC) is wholly-owned by Citizens and holds inter-company debt. First Citizens Investments, Inc. (FCI) is wholly-owned by Citizens and holds and manages its securities portfolio. The operations of FCI and FCC are located in Wilmington, Delaware. The above companies together are sometimes referred to as the Corporation. Intercompany balances and transactions are eliminated in consolidation.

The Corporation provides financial services through its offices in the Ohio counties of Erie, Crawford, Champaign, Franklin, Logan, Summit, Huron, Ottawa, Madison, Union and Richland. Its primary deposit products are checking, savings, and term certificate accounts, and its primary lending products are residential mortgage, commercial, and installment loans. Substantially all loans are secured by specific items of collateral including business assets, consumer assets and commercial and residential real estate. Commercial loans are expected to be repaid from cash flow from operations of businesses. There are no significant concentrations of loans to any one industry or customer. However, the customer’s ability to repay their loans is dependent on the real estate and general economic conditions in the area. Other financial instruments that potentially represent concentrations of credit risk include deposit accounts in other financial institutions and Federal Funds sold. First Citizens Insurance Agency Inc. was formed to allow the Corporation to participate in commission revenue generated through its third party insurance agreement. Insurance commission revenue was less than 1.0% of total revenue for the years ended December 31, 2011 and 2010. Water St. was formed to hold repossessed assets of FCBC’s subsidiaries. Water St. revenue was less than 1% of total revenue for the years ended December 31, 2011 and 2010.

Use of Estimates: To prepare financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and future results could differ. The allowance for loan losses, impairment of goodwill, fair values of financial instruments, valuation of deferred tax assets, pension obligations and other-than-temporary-impairment of securities are considered material estimates that are particularly susceptible to significant change in the near term.

Cash Flows: Cash and cash equivalents include cash on hand and demand deposits with financial institutions with original maturities fewer than 90 days. Net cash flows are reported for customer loan and deposit transactions, interest bearing deposits in other financial institutions, and federal funds purchased or sold and repurchase agreements.

Interest-Bearing Deposits in Other Financial Institutions: Interest-bearing deposits in other financial institutions mature within one year and are carried at cost.

Securities: Debt securities are classified as held to maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity. Debt securities are classified as available for sale when they might be sold before maturity. Equity securities with readily determinable fair values are also classified as available for sale. Securities available for sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income, net of tax.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage backed securities where prepayments are anticipated. Gains and losses on sales are based on the amortized cost of the security sold using the specific identification method.

The Corporation follows current accounting guidance related to recognition and presentation of other-than-temporary impairment. This recent accounting guidance amends the recognition guidance for other-than-temporary impairments of debt securities and expands the financial statement disclosures for other-than-temporary impairment losses on debt and equity securities. The recent guidance specifies that (a) if a company does not have the intent to sell a debt security prior to recovery and (b) it is more-likely-than-not that it will not have to sell the debt security prior to recovery; the security would not be considered other-than-temporarily impaired unless there is a credit loss. When an entity does not intend to sell the security, and it is more-likely-than-not, the entity will not have to sell the security before recovery of its cost basis, it will recognize the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment should be amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

As a result of this guidance, the Corporation’s Consolidated Statement of Operations as of December 31, 2011 reflects the full impairment (that is, the difference between the security’s amortized cost basis and fair value) on debt securities that the Corporation intends to sell or would more-likely-than-not be required to sell before the expected recovery of the amortized cost basis. For available-for-sale and held-to-maturity debt securities that management has no intent to sell and believes that it more-likely-than-not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in earnings, while the non-credit loss is recognized in accumulated other comprehensive income. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security as projected based on cash flow projections.

Other securities which include Federal Home Loan Bank (FHLB) stock, Federal Reserve Bank (FRB) stock, Farmer Mac stock (FMS), Bankers’ Bancshares Inc. (BB) stock, and Norwalk Community Development Corp (NCDC) stock are carried at cost.

Loans Held for Sale: Mortgage loans originated and intended for sale in the secondary market and loans that management no longer intends to hold for the foreseeable future, are carried at the lower of aggregate cost or market, as determined by outstanding commitments from investors. Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings.

Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of deferred loan fees and costs, and an allowance for loan losses. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments.

Interest income on mortgage and commercial loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. Interest income on consumer loans is discontinued when management determines future collection is unlikely. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued, but not received, for loans placed on nonaccrual, is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Purchased Loans: The Corporation purchases individual loans and groups of loans. Purchased loans that show evidence of credit deterioration since origination are recorded at the amount paid (or allocated fair value in a purchase business combination), such that there is no carryover of the seller’s allowance for loan losses. After acquisition, incurred losses are recognized by an increase in the allowance for loan losses.

Purchased loans are accounted for individually or aggregated into pools of loans based on common risk characteristics (e.g., credit score, loan type, and date of origination). The Corporation estimates the amount and timing of expected cash flows for each purchased loan or pool, and the expected cash flows in excess of amount paid is recorded as interest income over the remaining life of the loan or pool (accretable yield). The excess of the loan’s or pool’s contractual principal and interest over expected cash flows is not recorded (nonaccretable difference).

Over the life of the loan or pool, expected cash flows continue to be estimated. If the present value of expected cash flows is less than the carrying amount, a loss is recorded. If the present value of expected future cash flows is greater than the carrying amount, it is recognized as part of future interest income.

Allowance for Loan Losses: Management establishes the allowance for loan losses based upon its evaluation of the pertinent factors underlying the types and quality of loans in the portfolio. All commercial loans and commercial real estate loans are reviewed on a regular basis with a focus on loans greater than $350. These larger commercial loans and commercial real estate loans that are 90 days past due or in nonaccrual status, are analyzed to determine if they are “impaired”, which means that it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. All loans that are delinquent 90 days and are placed on nonaccrual status are classified unless they are well-secured and in the process of collection. Residential loans 60 days past due, which are still accruing interest are classified as substandard as per the Corporation’s asset classification policy. The remaining loans are evaluated and segmented as a part of loans with similar risk characteristics. The Corporation allocates allowances based on the factors described below, which conform to the Corporation’s asset classification policy. In reviewing risk within Citizens loan portfolio, management has determined there to be several different risk rating segments within the loan portfolio. The allowance for loan losses consists of amounts applicable to: (i) the commercial loan portfolio; (ii) the commercial real estate portfolio; (iii) the consumer loan portfolio; (iv) the residential real estate portfolio; and (v) the real estate construction portfolio. Factors considered in this process include general loan terms, collateral, and availability of historical data to support the analysis. Historical loss percentages for each segment are calculated and used as the basis for calculating allowance allocations. Certain economic factors are also considered for trends which management uses to establish the directionality of changes to the unallocated portion of the reserve. Additional information related to economic factors can be found in Note 4.

The Corporation also maintains an unallocated allowance to account for any factors or conditions that may cause a potential loss but are not specifically addressed in the process described above. The Corporation analyzes its loan portfolio each quarter to determine the appropriateness of its allowance for loan losses.

Loan Charge-off Policies: Consumer loans are generally fully or partially charged down to the fair value of collateral securing the asset when the loan is 180 days past due for open-end loans or 120 days past due for closed-end loans, unless the loan is well secured and in the process of collection. All other loans are generally charged down to the net realizable value when the loan is 90 days past due.

Troubled Debt Restructurings: In situations where for economic or legal reasons related to a borrower’s financial difficulties, management may grant a concession for other than an insignificant period of time to the borrower that would not otherwise be considered. The related loan is classified as a troubled debt restructuring (TDR). Management strives to identify borrowers in financial difficulty early and work with them to modify to more affordable terms before their loan reaches nonaccrual status. These modified terms may include rate reductions, principal forgiveness, payment forbearance and other actions intended to minimize the economic loss and to avoid foreclosure or repossession of the collateral. In cases where borrowers are granted new terms that provide for a reduction of either interest or principal, management measures any impairment on the restructuring as noted above for impaired loans. In addition to the allowance for the pooled portfolios, management has developed a separate allowance for loans that are identified as impaired through a TDR. These loans are excluded from pooled loss forecasts and a separate reserve is provided under the accounting guidance for loan impairment. Consumer loans whose terms have been modified in a TDR are also individually analyzed for estimated impairment.

Other Real Estate: Other real estate acquired through or instead of loan foreclosure is initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense. Operating costs after acquisition are expensed. Other real estate owned included in other assets totaled approximately $1,097 at December 31, 2011 and $1,796 at December 31, 2010.

Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed using both accelerated and straight-line methods over the estimated useful life of the asset, ranging from three to seven years for furniture and equipment and seven to fifty years for buildings and improvements.

Federal Home Loan Bank (FHLB) Stock: Citizens is a member of the FHLB of Cincinnati and as such, is required to maintain a minimum investment in stock of the FHLB that varies with the level of advances outstanding with the FHLB. The stock is bought from and sold to the FHLB based upon its $100 par value. The stock does not have a readily determinable fair value and as such is classified as restricted stock, carried at cost and evaluated for by management. The stock’s value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. The determination of whether the par value will ultimately be recovered is influenced by criteria such as the following: (a) the significance of the decline in net assets of the FHLB as compared to the capital stock amount and the length of time this situation has persisted (b) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance (c) the impact of legislative and regulatory changes on the customer base of the FHLB and (d) the liquidity position of the FHLB.

While the FHLBs have been negatively impacted by the current economic conditions, the FHLB of Cincinnati has reported profits for December 31, 2011, remains in compliance with regulatory capital and liquidity requirements, continues to pay dividends on the stock and make redemptions at the par value. With consideration given to these factors, management concluded that the stock was not impaired at December 31, 2011 or 2010.

Federal Reserve Bank (FRB) Stock: Citizens is a member of the Federal Reserve System. FRB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value.

Bank Owned Life Insurance (BOLI): Citizens has purchased bank owned life insurance (BOLI) policies on certain key executives. BOLI is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Goodwill and Other Intangible Assets: Goodwill results from prior business acquisitions and represents the excess of the purchase price over the fair value of acquired tangible assets and liabilities and identifiable intangible assets. Goodwill is assessed at least annually for impairment and any such impairment will be recognized in the period identified.

Other intangible assets consist of core deposit intangibles arising from whole bank and branch acquisitions. These intangible assets are measured at fair value and then amortized on an accelerated method over their estimated useful lives, which range from five to twelve years.

Servicing Rights: Servicing rights are recognized as assets for the allocated value of retained servicing rights on loans sold. Servicing rights are initially recorded at fair value at the date of transfer. The valuation technique used is the present value of estimated future cash flows using current market discount rates. Servicing rights are amortized in proportion to, and over the period of, estimated net servicing revenues. Impairment is evaluated based on the fair value of the rights, using groupings of the underlying loans as to interest rates and then, secondarily, prepayment characteristics. Fair value is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions. Any impairment of a grouping is reported as a valuation allowance to the extent that fair value is less than the capitalized asset for the grouping.

Long-term Assets: Premises and equipment, core deposit and other intangible assets, and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Repurchase Agreements: Substantially all repurchase agreement liabilities represent amounts advanced by various customers. Securities are pledged to cover these liabilities, which are not covered by federal deposit insurance.

Loan Commitments and Related Financial Instruments: Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay.

Stock-Based Compensation: The Corporation recognizes compensation cost relating to stock-based payment transactions in the financial statements. That cost is measured based on the grant date fair value of the stock issued. The Corporation’s compensation cost for all stock awards is calculated and recognized over the vesting period. For awards with graded-vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award. A Black-Sholes model is used to estimate the fair value of stock options.

Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax basis of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

The Corporation prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information.

A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met. The Corporation recognizes interest and/or penalties related to income tax matters in income tax expense.

Retirement Plans: Pension expense is the net of service and interest cost, return on plan assets and amortization of gains and losses not immediately recognized. Employee 401(k) and profit sharing plan expense is the amount of matching contributions. Deferred compensation allocates the benefits over the years of service.

Earnings per Common Share: Basic earnings per share are net income divided by the weighted average number of common shares outstanding during the period. Diluted earnings per common share include the dilutive effect of additional potential common shares issuable under stock options. Treasury shares are not deemed outstanding for earnings per share calculations.

Comprehensive Income: Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available for sale and changes in the funded status of the pension plan, which are also recognized as separate components of shareholders’ equity.

Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the financial statements.

Restrictions on Cash: Cash on hand or on deposit with the Federal Reserve Bank was required to meet regulatory reserve and clearing requirements. These balances do not earn interest.

Dividend Restriction: Banking regulations require maintaining certain capital levels and may limit the dividends paid by Citizens to FCBC or by FCBC to shareholders.

Fair Value of Financial Instruments: Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect these estimates.

Operating Segments: While the Corporation’s chief decision makers monitor the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Corporation-wide basis. Operating segments are aggregated into one as operating results for all segments are similar. Accordingly, all of the Corporation’s financial service operations are considered by management to be aggregated in one reportable operating segment.

Reclassifications: Some items in the prior year financial statements were reclassified to conform to the current presentation.

Adoption of New Accounting Standards:

In April 2011, the FASB issued Accounting Standards Update (ASU) 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. The amendments in this Update provide additional guidance or clarification to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. The amendments in this Update are effective for the first interim or annual reporting period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning annual period of adoption. As a result of applying these amendments, an entity may identify receivables that are newly considered impaired. For purposes of measuring impairment of those receivables, an entity should apply the amendments prospectively for the first interim or annual period beginning on or after June 15, 2011. The Corporation has provided the necessary disclosures in Note 4.

Effect of Newly Issued but Not Yet Effective Accounting Standards:

In October, 2010, the FASB issued ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. This Update addresses the diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral, the amendments are effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2011 and are not expected to have a significant impact on the Corporation’s financial statements.

In April 2011, the FASB issued ASU 2011-03, Transfers and Services (Topic 860): Reconsideration of Effective Control for Repurchase Agreements. The main objective in developing this Update is to improve the accounting for repurchase agreements (repos) and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The amendments in this Update remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. The amendments in this Update apply to all entities, both public and nonpublic. The amendments affect all entities that enter into agreements to transfer financial assets that both entitle and obligate the transferor to repurchase or redeem the financial assets before their maturity. The guidance in this Update is effective for the first interim or annual period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. This Update is not expected to have a significant impact on the Corporation’s financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS, the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. The amendments require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. The amendments in this Update should be applied retrospectively, and early adoption is permitted. The Corporation is currently evaluating the impact the adoption of the standard will have on the its position or results of operations.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other Topics (Topic 350), Testing Goodwill for Impairment. The objective of this Update is to simplify how entities, both public and nonpublic, test goodwill for impairment. The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Under the amendments in this Update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The amendments in this Update apply to all entities, both public and nonpublic, that have goodwill reported in their financial statements and are effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. This ASU is not expected to have a significant impact on the Corporation’s financial statements.

In September 2011, the FASB issued ASU 2011-09, Compensation-Retirement Benefits-Multiemployer Plans (Subtopic 715-80): Disclosures about an Employer’s Participation in a Multiemployer Plan. The amendments in this Update will require additional disclosures about an employer’s participation in a multiemployer pension plan to enable users of financial statements to assess the potential cash flow implications relating to an employer’s participation in multiemployer pension plans. The disclosures also will indicate the financial health of all of the significant plans in which the employer participates and assist a financial statement user to access additional information that is available outside the financial statements. For public entities, the amendments in this Update are effective for annual periods for fiscal years ending after December 15, 2011, with early adoption permitted. For nonpublic entities, the amendments are effective for annual periods of fiscal years ending after December 15, 2012, with early adoption permitted. The amendments should be applied retrospectively for all prior periods presented. This ASU is not expected to have a significant impact on the Corporation’s financial statements.

Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
SECURITIES

NOTE 2—SECURITIES

The amortized cost and fair value of available for sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) were as follows.

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2011
U.S. Treasury securities and obligations of U.S. government agencies	$49,305	$399	$—	$49,704
Obligations of states and political subdivisions	61,508	5,240	(12)	66,736
Mortgage-back securities in government sponsored entities	85,063	2,582	(128)	87,518

Total debt securities	195,876	8,221	(140)	203,957
Equity securities in financial institutions	481	195	—	676

Total	$196,357	$8,416	$(140)	$204,633

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2010
U.S. Treasury securities and obligations of U.S. government agencies	$55,398	$616	$(307)	$55,707
Obligations of states and political subdivisions	61,401	483	(1,415)	60,469
Mortgage-back securities in government sponsored agencies	65,917	2,236	(53)	68,100

Total debt securities	182,716	3,335	(1,775)	184,276
Equity securities of financial institutions	481	195	—	676

Total	$183,197	$3,530	$(1,775)	$184,952

The amortized cost and fair value of securities at year end 2011 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Available for sale
	Amortized Cost	Fair Value
Due in one year or less	$1,899	$1,943
Due from one to five years	18,450	18,718
Due from five to ten years	19,482	20,272
Due after ten years	70,982	75,506
Mortgage-backed securities in government sponsored entities	85,063	87,518
Equity securities in financial institutions	481	676

Total	$196,357	$204,633

Securities with a carrying value of $156,114 and $158,940 were pledged as of December 31, 2011 and 2010, respectively, to secure public deposits and other deposits and liabilities as required or permitted by law.

Proceeds from sales of securities, gross realized gains and gross realized losses were as follows.

	2011	2010
Sale proceeds	$310	$4,525
Gross realized gains	—	189
Gains from securities called or settled by the issuer	5	23
Losses from securities called or settled by the issuer	(13)	—

Debt securities with unrealized losses at year end 2011 and 2010 not recognized in income are as follows.

2011	12 Months or less		More than 12 months		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Obligations of states and political subdivisions	$1,309	$(10)	$160	$(2)	$1,469	$(12)
Mortgage-backed securities in gov’t sponsored entities	20,915	(128)	—	—	20,915	(128)

Total temporarily impaired	$22,224	$(138)	$160	$(2)	$22,384	$(140)

2010	12 Months or less		More than 12 months		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Treasury securities and obligations of U.S. government agencies	$10,257	$(307)	$—	$—	$10,257	$(307)
Obligations of states and political subdivisions	34,938	(1,359)	2,256	(56)	37,194	(1,415)
Mortgage-backed securities in gov’t sponsored entities	9,696	(53)	—	—	9,696	(53)

Total temporarily impaired	$54,891	$(1,719)	$2,256	$(56)	$57,147	$(1,775)

The Corporation periodically evaluates securities for other-than-temporary impairment. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in accumulated other comprehensive income.

The Corporation has assessed each available-for-sale security position for credit impairment. Factors considered in determining whether a loss is temporary include:

•	The length of time and the extent to which fair value has been below cost;

•	The severity of impairment;

•	The cause of the impairment and the financial condition and near-term prospects of the issuer;

•	If the Corporation intends to sell the investment;

•	If it’s more-likely-than-not the Corporation will be required to sell the investment before recovering its amortized cost basis; and

•	If the Corporation does not expect to recover the investment’s entire amortized cost basis (even if the Corporation does not intend to sell the investment).

The Corporation’s review for impairment generally entails:

•	Identification and evaluation of investments that have indications of impairment;

•

Analysis of individual investments that have fair values less than amortized cost, including consideration of length of time investment has been in unrealized loss position and the expected recovery period;

•	Evaluation of factors or triggers that could cause individual investments to qualify as having other-than-temporary impairment; and

•	Documentation of these analyses, as required by policy.

At December 31, 2011, the Corporation owns twenty-eight securities which are considered temporarily impaired. The unrealized losses on these securities have not been recognized into income because the issuers’ bonds are of high credit quality, management has the intent and ability to hold these securities for the foreseeable future, and the decline in fair value is largely due to changes in market interest rates. The Corporation also considers sector specific credit rating changes in its analysis. The fair value is expected to recover as the securities approach their maturity date or reset date. The Corporation does not intend to sell until recovery and does not believe selling will be required before recovery.

During December 31, 2010, the Corporation did identify one Obligation of States and Political Subdivision for which other-than-temporary impairment did exist. This security was related to and secured by housing units for special-needs persons in a neighboring community. Upon completion of the evaluation process, the security was written down by $575, pretax, and recorded through the Statement of Operations.

Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
LOANS

NOTE 3—LOANS

Loans at year-end were as follows.

	2011	2010
Commercial and agricultural	$86,395	$84,913
Commercial real estate	371,852	336,251
Residential real estate	274,995	295,038
Real estate construction	39,790	39,341
Consumer	10,409	11,590
Credit card and other	1,827	190

Total Loans	785,268	767,323
Allowance for loan losses	(21,257)	(21,768)

Net loans	$764,011	$745,555

Loans to directors and executive officers, including their immediate families and companies in which they are principal owners during 2011 were as follows.

Balance - December 31, 2010	$9,379
New loans and advances	4,470
Repayments	(2,817)
Effect of changes to related parties	(110)

Balance - December 31, 2011	$10,922

Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Allowance for Loan Losses [Abstract]
ALLOWANCE FOR LOAN LOSSES

NOTE 4—ALLOWANCE FOR LOAN LOSSES

Management has an established methodology to determine the adequacy of the allowance for loan losses that assesses the risks and losses inherent in the loan portfolio. For purposes of determining the allowance for loan losses, the Corporation has segmented certain loans in the portfolio by product type. Loans are segmented into the following pools: Commercial and Agricultural loans, Commercial Real Estate loans, Residential Real Estate loans, Real Estate Construction loans and Consumer loans. Historical loss percentages for each risk category are calculated and used as the basis for calculating allowance allocations. These historical loss percentages are calculated over a three year period for all portfolio segments. Certain economic factors are also considered for trends which management uses to establish the directionality of changes to the unallocated portion of the reserve. The following economic factors are analyzed:

•	Changes in lending policies and procedures

•	Changes in experience and depth of lending and management staff

•	Changes in quality of Bank’s credit review system

•	Changes in the nature and volume of the loan portfolio

•	Changes in past due, classified and nonaccrual loans and TDRs

•	Changes in economic and business conditions

•	Changes in competition or legal and regulatory requirements

•	Changes in concentrations within the loan portfolio

•	Changes in the underlying collateral for collateral dependent loans

The total allowance reflects management’s estimate of loan losses inherent in the loan portfolio at the balance sheet date. The Corporation considers the allowance for loan losses of $21,257 adequate to cover loan losses inherent in the loan portfolio, at December 31, 2011. The following tables present by portfolio segment, the changes in the allowance for loan losses, the ending allocation of the allowance for loan losses and the loan balances outstanding for the period ended December 31, 2011 and December 31, 2010. The changes can be impacted by overall loan volume, adversely graded loans, historical charge-offs and economic factors. In the case of Real Estate Construction loans, a negative provision was made for a couple of reasons. While the total loans for this segment was nearly unchanged from the end of last year, the volume of graded loans for this segment declined. Since the graded loans generally require a greater need for reserves, and the overall volume for this segment did not change, a smaller reserve was calculated to be required. This is represented as a decrease in the provision. Management has reviewed its analysis of the allowance for loan losses and made modifications to the beginning balances in the 2011 table. The analysis at December 31, 2010 was based on information available at the time. Since then we have improved our information systems and management reporting tools to allow us to better segregate the portfolio. In order to consistently provide this information, we have adjusted the beginning balances to correspond with the current methodology. Additionally, the 2010 table has been reclassified to match the presentation in 2011. The allowance related to the unallocated segment was also reduced, mostly due to enhanced procedures for allocating the impact of the economic factors.

	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer	Unallocated	Total
December 31, 2011

Allowance for loan losses:

Beginning balance	$3,639	$9,827	$4,569	$2,139	$726	$868	$21,768
Charge-offs	(2,447)	(4,561)	(3,748)	(981)	(193)	—	(11,930)
Recoveries	307	390	429	387	106	—	1,619
Provision	1,377	4,915	4,546	(571)	80	(547)	9,800

Ending Balance	$2,876	$10,571	$5,796	$974	$719	$321	$21,257

	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer	Unallocated	Total
December 31, 2010

Allowance for loan losses:

Beginning balance	$2,957	$6,042	$3,917	$1,109	$401	$845	$15,271
Charge-offs	(2,710)	(4,653)	(4,029)	(799)	(460)	—	(12,651)
Recoveries	303	650	99	—	156	—	1,208
Provision	3,089	7,788	4,582	1,829	629	23	17,940

Ending Balance	$3,639	$9,827	$4,569	$2,139	$726	$868	$21,768

	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer	Unallocated	Total
December 31, 2011

Allowance for loan losses:

Ending balance:
Individually evaluated for impairment	$811	$2,940	$336	$239	$485	$—	$4,811

Ending balance:
Collectively evaluated for impairment	$2,065	$7,631	$5,460	$735	$234	$321	$16,446

Loan balances outstanding:

Ending Balance	$86,395	$371,852	$274,995	$39,790	$12,236		$785,268

Ending balance:
Individually evaluated for impairment	$5,258	$17,700	$3,846	$576	$—		$27,380

Ending balance:
Collectively evaluated for impairment	$81,137	$354,152	$271,149	$39,214	$12,236		$757,888

	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer	Unallocated	Total
December 31, 2010

Allowance for loan losses:

Ending balance:
Individually evaluated for impairment	$1,322	$1,384	$355	$375	$427	$—	$3,863

Ending balance:
Collectively evaluated for impairment	$2,317	$8,443	$4,214	$1,764	$299	$868	$17,905

Loan balances outstanding:

Ending Balance	$84,913	$336,251	$295,038	$39,341	$11,780		$767,323

Ending balance:
Individually evaluated for impairment	$5,924	$7,815	$2,347	$1,821	$1,266		$19,173

Ending balance:
Collectively evaluated for impairment	$78,989	$328,436	$292,691	$37,520	$10,514		$748,150

The following table represents credit exposures by internally assigned risk ratings for the period ended December 31, 2011 and December 31, 2010. The risk rating analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled or at all. The Corporation’s internal credit risk rating system is based on experiences with similarly graded loans.

The Corporation’s internally assigned grades are as follows:

•	Pass – loans which are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.

•	Special Mention – loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.

•

Substandard – loans that have a well-defined weakness based on objective evidence and are characterized by the distinct possibility that Citizens will sustain some loss if the deficiencies are not corrected.

•

Doubtful – loans classified as doubtful have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

•	Loss – loans classified as a loss are considered uncollectible, or of such value that continuance as an asset is not warranted.

•	Unrated – Generally, consumer loans are not risk-graded, except when collateral is used for a business purpose.

December 31, 2011	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Pass	$73,011	$319,084	$92,577	$31,697	$2,208	$518,577
Special Mention	4,358	15,321	5,071	702	—	25,452
Substandard	9,026	37,447	17,764	5,067	—	69,304
Doubtful	—	—	—	—	—	—

Ending Balance	$86,395	$371,852	$115,412	$37,466	$2,208	$613,333

December 31, 2010	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Pass	$70,825	$284,083	$111,248	$28,815	$556	$495,527
Special Mention	2,972	12,674	2,821	937	—	19,404
Substandard	11,116	39,416	16,482	7,492	44	74,550
Doubtful	—	78	—	—	—	78

Ending Balance	$84,913	$336,251	$130,551	$37,244	$600	$589,559

The following tables present performing and nonperforming loans based solely on payment activity for the period ended December 31, 2011 and December 31, 2010 that have not been assigned an internal risk grade. Payment activity is reviewed by management on a monthly basis to evaluate performance. Loans are considered to be nonperforming when they become 90 days past due or if management thinks that we may not collect all of our principal and interest. Nonperforming loans also include certain loans that have been modified in Troubled Debt Restructurings (TDRs) where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Corporation’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions due to economic status. Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

December 31, 2011	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$159,291	$2,324	$10,027	$171,642
Nonperforming	292	—	1	293

Total	$159,583	$2,324	$10,028	$171,935

December 31, 2010	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$162,702	$2,097	$11,169	$175,968
Nonperforming	1,785	—	11	1,796

Total	$164,487	$2,097	$11,180	$177,764

Following is a table which includes an aging analysis of the recorded investment of past due loans outstanding as of December 31, 2011 and December 31, 2010.

December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
Commericial & Agriculture	$229	$174	$509	$912	$85,483	$86,395	$19
Commercial Real Estate	4,156	1,369	9,466	14,991	356,861	371,852	737
Residential Real Estate	3,614	1,182	6,504	11,300	263,695	274,995	511
Real Estate Construction	—	—	45	45	39,745	39,790	45
Consumer and Other	89	16	2	107	12,129	12,236	2

Total	$8,088	$2,741	$16,526	$27,355	$757,913	$785,268	$1,314

December 31, 2010	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
Commericial & Agriculture	$491	$309	$1,986	$2,786	$82,127	$84,913	$904
Commercial Real Estate	3,565	533	4,877	8,975	327,276	336,251	349
Residential Real Estate	3,261	666	7,058	10,985	284,053	295,038	382
Real Estate Construction	258	246	841	1,345	37,996	39,341	581
Consumer and Other	118	39	25	182	11,598	11,780	25

Total	$7,693	$1,793	$14,787	$24,273	$743,050	$767,323	$2,241

The following table presents loans on nonaccrual status as of December 31, 2011 and December 31, 2010.

	2011	2010
Commericial & Agriculture	$940	$2,661
Commercial Real Estate	15,346	8,059
Residential Real Estate	8,915	9,586
Real Estate Construction	567	1,869
Consumer and Other	—	—

Total	$25,768	$22,175

Loan modifications that are considered troubled debt restructurings completed during the quarters and twelve month periods ended December 31, 2011 were as follows:

	For the Twelve Month Period Ended December 31, 2011
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commericial & Agriculture	3	$1,506	$1,506
Commercial Real Estate	3	2,074	2,004
Residential Real Estate	2	180	181
Real Estate Construction	—	—	—
Consumer and Other	—	—	—

Total Loan Modifications	8	$3,760	$3,691

Recidivism, or the borrower defaulting on its obligation pursuant to a modified loan, results in the loan once again becoming a non-accrual loan. Recidivism occurs at a notably higher rate than do defaults on new originations loans, so modified loans present a higher risk of loss than do new origination loans.

During the twelve month period ended December 31, 2011, no loans modified and considered TDRs made during the twelve months previous to December 31, 2011, have defaulted.

Impaired Loans: Larger (greater than $350) commercial loans and commercial real estate loans and all TDR’s, are tested for impairment. These loans are analyzed to determine if it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. If management determines that the value of the impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an allowance estimate or a charge-off to the allowance.

Nonaccrual Loans: Loans are considered for nonaccrual status upon reaching 90 days delinquency, unless the loan is well secured and in the process of collection, although the Corporation may be receiving partial payments of interest and partial repayments of principal on such loans. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is deducted from interest income.

The following table includes the recorded investment and unpaid principal balances for impaired financing receivables with the associated allowance amount, if applicable as of December 31, 2011 and December 31, 2010.

December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commericial & Agriculture	$2,914	$3,010	$—	$1,892	$217
Commercial Real Estate	3,804	4,739	—	3,678	343
Residential Real Estate	862	953	—	1,468	60
Real Estate Construction	—	—	—	914	—

With an allowance recorded:
Commericial & Agriculture	$2,344	$3,645	$618	$2,822	$264
Commercial Real Estate	13,896	16,534	3,094	9,851	925
Residential Real Estate	2,984	4,127	860	2,283	202
Real Estate Construction	576	1,103	239	448	17

Total:
Commericial & Agriculture	$5,258	$6,655	$618	$4,713	$481
Commercial Real Estate	17,700	21,273	3,094	13,529	1,268
Residential Real Estate	3,846	5,080	860	3,751	262
Real Estate Construction	576	1,103	239	1,363	17

December 31, 2010	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commericial & Agriculture	$2,259	$2,597	$—	$3,129	$24
Commercial Real Estate	1,849	2,683	—	5,579	11
Residential Real Estate	635	914	—	2,035	31
Real Estate Construction	477	477	—	293	34
Consumer and Other	125	125	—	125	—

With an allowance recorded:
Commericial & Agriculture	$3,665	$3,665	$1,322	$1,612	$191
Commercial Real Estate	5,966	5,966	1,384	4,569	256
Residential Real Estate	1,712	1,965	355	1,146	69
Real Estate Construction	1,344	1,344	375	1,377	7
Consumer and Other	1,141	1,166	427	1,145	31

Total:
Commericial & Agriculture	$5,924	$6,262	$1,322	$4,741	$215
Commercial Real Estate	7,815	8,649	1,384	10,148	267
Residential Real Estate	2,347	2,879	355	3,181	100
Real Estate Construction	1,821	1,821	375	1,670	41
Consumer and Other	1,266	1,291	427	1,270	31

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 5—PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows.

	2011	2010
Land and improvements	$4,094	$4,142
Buildings and improvements	19,397	19,259
Furniture and equipment	18,498	17,600

Total	41,989	41,001
Accumulated depreciation	(24,215)	(22,872)

Premises and equipment, net	$17,774	$18,129

Depreciation expense was $1,551 and $1,590 for 2011 and 2010, respectively.

Rent expense was $322 and $346 for 2011 and 2010, respectively. Rent commitments under non-cancelable operating leases at December 31, 2011 were as follows, before considering renewal options that generally are present.

2012	$333
2013	315
2014	269
2015	157
2016	115
Thereafter	97

Total	$1,286

The rent commitments listed above are primarily for the leasing of five financial services branches.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 6—GOODWILL AND INTANGIBLE ASSETS

The change in the carrying amount of goodwill for the years ended December 31, 2011 and December 31, 2010 is as follows.

	2011	2010
Beginning of year	$21,720	$21,720
Impairment	—	—
Other adjustments	—	—

End of year	$21,720	$21,720

Management provides an annual evaluation of goodwill for impairment, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Management performed an evaluation of the Corporation’s goodwill during the fourth quarter of 2011. In performing its evaluation, management obtained several commonly used financial ratios from pending and completed purchase transactions for banks based in the Midwest. Management used these ratios to determine an implied market value for the Corporation. The implied market value was then used to determine whether or not additional testing was required. Based on this initial test, management concluded that a more extensive evaluation of the Corporation’s goodwill was needed, and is described below.

The goodwill impairment test was completed by determining the fair value of the Bank on a controlling interest basis. The fair value was considered to be the amount at which the Bank could be sold in a current transaction between willing parties, that is, other than a forced liquidation sale. Four different methods were used to determine the fair value of the Bank. The methods used were the comparable transactions method, the control premium method, the public market peers approach and the discounted cash flow method.

The comparable transaction method starts with acquisition pricing multiples for other purchases completed where the seller shares financial characteristics with the reporting unit, then applies the median of such multiples to the Bank’s financial data. This results in a range of values. Further consideration is given to the Bank’s risk profile by considering things like asset quality and reserve for loan loss coverage ratio. The assumed benefit of the comparable transaction method is its use of information from distinct market transactions that are reflective of “true market conditions.”

The control premium method starts with the current price of the Corporation’s stock and adjusts for premiums paid in recent merger transactions. The premium is simply what the buyer was willing to pay above the trading price to acquire controlling interest in the reporting unit. While the benefit of the control premium method is its use of information from distinct market transactions that are reflective of “true market conditions”, this method was discounted in the overall calculation because the trading price of the Corporation was not considered to be a good indicator of the minority interest in the bank.

The public market peers method is based on the market value of publicly traded banking companies similar to the reporting unit and adjusts for premiums paid in recent merger transactions. Similar to the comparable transaction method, the benefit of control premium method is its use of information from distinct market transactions that are reflective of “true market conditions.”

The discounted cash flow method is based on the present value of future cash flows over a five year period and the projected terminal value at the end of the fifth year. The discount rate used represents the buyer’s perceived required return. This method also relies on projected operations, such as asset growth, profitability and dividend payout ratio. While an acceptable valuation method, the discounted cash flow method is generally assumed to be less beneficial due to its reliance on future performance of the bank and general economic conditions.

While all of the analyses were performed, the approaches were weighted in determining the fair value. At the calculation date of November 30, 2011, the difference of the calculated fair value of the reporting unit of $121,000 exceeded the carrying value of the reporting unit, which was common shareholder’s equity of $107,300, including goodwill. Based on the foregoing analyses, management determined goodwill is not impaired.

Acquired Intangible Assets

Acquired intangible assets were as follows as of year end.

	2011		2010
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Core deposit and other intangibles	$11,619	$7,506	$11,619	$6,344

Aggregate amortization expense was $1,162 and $1,218 for 2011 and 2010.

Estimated amortization expense for each of the next five years and thereafter is as follows.

00000000000
2012	$974
2013	847
2014	769
2015	554
2016	522
Thereafter	447

$4,113

Interest-Bearing Deposits	12 Months Ended
Dec. 31, 2011
Interest-Bearing Deposits [Abstract]
INTEREST-BEARING DEPOSITS

NOTE 7—INTEREST-BEARING DEPOSITS

Interest-bearing deposits as of December 31, 2011 and 2010 were as follows.

	0000000000	0000000000
	2011	2010
Demand	$140,914	$145,923
Statement and Passbook Savings	282,957	265,388
Certificates of Deposit
In excess of $100	89,305	108,903
Other	162,404	176,737
Individual Retirement Accounts	36,284	37,983

Total	$711,864	$734,934

Scheduled maturities of certificates of deposit, including IRA’s at December 31, 2011 were as follows.

000000000000
2012	$184,530
2013	58,727
2014	28,576
2015	4,155
2016	1,079
Thereafter	10,927

Total	$287,993

Deposits from principal officers, directors, and their affiliates at year-end 2011 and 2010 were $6,909 and $6,200, respectively.

Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances [Abstract]
FEDERAL HOME LOAN BANK ADVANCES

NOTE 8—FEDERAL HOME LOAN BANK ADVANCES

The Corporation has a $40 million cash management advance line of credit with the FHLB. The Corporation had no outstanding balance on this line as of December 31, 2011 and December 31, 2010. The Corporation also has an $80 million repo advance line with the FHLB with no outstanding balances as of December 31, 2011 and December 31, 2010.

The Corporation has fixed-rate mortgage-matched advances from the FHLB. Mortgage-matched advances are utilized to fund specific fixed-rate loans with certain prepayment of principal permitted without penalty.

At year end, advances from the FHLB were as follows:

	0000000000	0000000000
	2011	2010
Maturities September 2012 through January 2017, fixed rates from 1.49% to 4.85%, averaging 2.38%	$50,295	$50,327

Scheduled principal reductions of FHLB advances at December 31, 2011 were as follows.

000000000000
2012	$10,036
2013	2,535
2014	30,224
2015	5,000
2016	—
Thereafter	2,500

Total	$50,295

In addition to the borrowings, the Corporation has outstanding letters of credit with the FHLB totaling $23,710 at year-end 2011 and $24,700 at year-end 2010 used for pledging to secure public funds. FHLB borrowings and the letters of credit are collateralized by FHLB stock and by $111,007 and $112,540 of residential mortgage loans under a blanket lien arrangement at year-end 2011 and 2010, respectively.

The Corporation had a FHLB maximum borrowing capacity of $104,608 as of December 31, 2011, with remaining borrowing capacity of approximately $30,603. The borrowing arrangement with FHLB is subject to annual renewal. The maximum borrowing capacity is recalculated at least quarterly.

Other Borrowings	12 Months Ended
Dec. 31, 2011
Other Borrowings [Abstract]
OTHER BORROWINGS

NOTE 9—OTHER BORROWINGS

Information concerning securities sold under agreements to repurchase and treasury tax and loan deposits were as follows.

	00000000000	00000000000
	2011	2010
Average balance during the year	$21,588	$22,805
Average interest rate during the year	0.15%	0.31%
Maximum month-end balance during the year	$25,246	$27,533
Weighted average interest rate at year end	0.16%	0.29%

Securities underlying repurchase agreements had a fair value of $19,029 at December 31, 2011 and $21,842 at December 31, 2010.

Subordinated Debentures	12 Months Ended
Dec. 31, 2011
Subordinated Debentures [Abstract]
SUBORDINATED DEBENTURES

NOTE 10—SUBORDINATED DEBENTURES

Trusts formed by the Corporation issued floating rate trust preferred securities, in the amounts of $5,000 and $7,500, through special purpose entities as part of pooled offerings of such securities. The Corporation issued subordinated debentures to the trusts in exchange for the proceeds of the offerings, which debentures represent the sole assets of the trusts. The Corporation may redeem the subordinated debentures, in whole but not in part, at face value. In April 2007, the Corporation elected to redeem and refinance the $5,000 floating rate subordinated debenture. The refinancing was done at face value and resulted in a 2.00% reduction in the rate. The new subordinated debenture has a 30 year maturity and is redeemable, in whole or in part, anytime without penalty. The replacement subordinated debenture does not have any deferred issuance cost associated with it. The interest rate at December 31, 2011 on the $7,500 debenture is 3.72% and the $5,000 debenture is 2.15%.

Additionally, the Corporation formed an additional trust that issued $12,500 of 6.05% fixed rate trust preferred securities for five years, then becoming floating rate trust preferred securities, through a special purpose entity as part of a pooled offering of such securities. The Corporation issued subordinated debentures to the trusts in exchange for the proceeds of the offerings, which debentures represent the sole assets of the trusts. The Corporation may redeem the subordinated debentures at face value without penalty. The current rate on the $12,500 subordinated debenture is 2.81%.

Finally, the Corporation acquired two additional trust preferred securities as part of the Futura acquisition. Futura TPF Trust I and Futura TPF Trust II were formed in June of 2005 in the amounts of $2,500 and $1,927, respectively. Futura had issued subordinated debentures to the trusts in exchange for ownership of all of the common security of the trusts and the proceeds of the preferred securities sold by the trusts. The Corporation may redeem the subordinated debentures, in whole or in part, in a principal amount with integral multiples of $1,000, on or after June 15, 2010 at 100% of the principal amount, plus accrued and unpaid interest. The subordinated debentures mature on June 15, 2035. The subordinated debentures are also redeemable in whole or in part from time to time, upon the occurrence of specific events defined within the trust indenture. The current rate on the $2,500 subordinated debenture is variable at 2.21%. In June 2010, the rate on the $1,927 subordinated debenture switched from a fixed rate to a floating rate. The current rate on the $1,927 subordinated debenture is 2.21%.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES

NOTE 11—INCOME TAXES

Income tax expense was as follows.

	0000000000	0000000000
	2011	2010
Current	$1,213	$811
Deferred	(366)	(2,642)

Income tax expense	$847	$(1,831)

Effective tax rates differ from the statutory federal income tax rate of 34% due to the following.

	0000000000	0000000000
	2011	2010
Income taxes computed at the statutory federal tax rate	$1,634	$(1,053)
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(558)	(628)
Dividends received deduction	(1)	(1)
Cash surrender value of BOLI	(219)	(160)
Other	(9)	11

Income tax expense	$847	$(1,831)

Tax benefit attributable to security losses totaled $3 in 2011. Tax benefit attributable to security gains totaled $72 in 2010.

Year-end deferred tax assets and liabilities were due to the following.

	2011	2010
Deferred tax assets
Allowance for loan losses	$7,227	$7,401
Deferred compensation	816	813
Intangible assets	388	593
Pension costs	1,900	1,201
OREO Writedowns	103	101
Impairment losses	195	195
Deferred loan fees	46	—
Other	9	11

Deferred tax asset	10,684	10,315

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(373)	(525)
Discount accretion on securities	(77)	(85)
Purchase accounting adjustments	(2,111)	(2,500)
FHLB stock dividends	(2,249)	(2,249)
Deferred loan fees	—	(134)
Unrealized gain on securities available for sale	(2,814)	(597)
Other	(20)	(1)

Deferred tax liability	(7,644)	(6,091)

Net deferred tax asset	$3,040	$4,224

Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	00000000000	00000000000
	2011	2010
Balance at January 1	$—	$140
Reductions for tax positions of prior years	—	(47)
Reductions due to statute of limitations	—	(93)

Balance at December 31	$—	$—

The total amount of interest and penalties, net of the related tax benefit, recorded in the income statement for the years ended December 31, 2011 and 2010 was $0, and the amount accrued for interest and penalties at December 31, 2011 and 2010 was $0 and $(10), respectively.

The Corporation and its subsidiaries are subject to U.S. federal income tax as well as income tax of the State of Ohio for all affiliates other than the Bank. The Bank is subject to tax in Ohio based upon its net worth.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. During 2010, the Internal Revenue Service has concluded an audit of the Corporation’s tax returns for the year ended 2007 in which there was no change necessary to the Corporation’s tax liability. The Corporation’s federal tax returns for taxable years through 2007 have been closed for purposes of examination by the Internal Revenue Service.

Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
RETIREMENT PLANS

NOTE 12—RETIREMENT PLANS

The Corporation sponsors a savings and retirement 401(k) plan, which covers all employees who meet certain eligibility requirements and who choose to participate in the plan. The matching contribution to the 401(k) plan was $168 in 2011 and $150 in 2010.

The Corporation also sponsors a pension plan which is a noncontributory defined benefit retirement plan for all employees who have attained the age of 20 1/2, completed six months of service and work 1,000 or more hours per year. Annual payments, subject to the maximum amount deductible for federal income tax purposes, are made to a pension trust fund. In 2006, the Corporation amended the pension plan to provide that no employee could be added as a participant to the pension plan after December 31, 2006.

Information about the pension plan is as follows.

	00000000000	00000000000
	2011	2010
Change in benefit obligation:
Beginning benefit obligation	$15,008	$13,884
Service cost	846	841
Interest cost	798	760
Actuarial (gain)/loss	1,244	97
Benefits paid	(962)	(574)

Ending benefit obligation	16,934	15,008

Change in plan assets, at fair value:
Beginning plan assets	11,206	8,661
Actual return	71	1,127
Employer contribution	1,152	2,016
Benefits paid	(962)	(574)
Administrative expenses	(22)	(24)

Ending plan assets	11,445	11,206

Funded status at end of year	$(5,489)	$(3,802)

Amounts recognized in accumulated other comprehensive income at December 31, consist of:

	00000000000	00000000000
	2011	2010
Unrecognized actuarial loss (net of tax, of $2,900 in 2011 and $2,232 in 2010)	$5,629	$4,335

The accumulated benefit obligation for the defined benefit pension plan was $13,684 at December 31, 2011 and $12,194 at December 31, 2010.

The components of net periodic pension expense were as follows.

	$0000000	$0000000
	2011	2010
Service cost	$846	$841
Interest cost	797	760
Expected return on plan assets	(827)	(604)
Net amortization and deferral	342	258
Measurement date change	—	—
Settlement	—	—

Net periodic benefit cost	1,158	1,255

Net loss (gain) recognized in other comprehensive income	1,962	(941)
Prior service cost (credit)	—	—
Amortization of prior service cost	—	—

Total recognized in other comprehensive income	1,962	(941)
Total recognized in net periodic benefit cost and other comprehensive income (before tax)	$3,120	$314

The estimated net loss and prior service costs for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $437.

The weighted average assumptions used to determine benefit obligations at year-end were as follows.

	$0000000	$0000000
	2011	2010
Discount rate on benefit obligation	4.60%	5.04%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%

The weighted average assumptions used to determine net periodic pension cost were as follows.

	$0000000	$0000000
	2011	2010
Discount rate on benefit obligation	5.04%	5.15%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%

The expectation for long-term rate of return on the pension assets and the expected rate of compensation increases are reviewed periodically by management in consultation with outside actuaries and primary investment consultants. Factors considered in setting and adjusting these rates are historic and projected rates of return on the portfolio and historic and estimated rates of increases of compensation.

The Corporation’s pension plan asset allocation at year-end 2011, and 2010, target allocation for 2012, and expected long-term rate of return by asset category are as follows.

	Target Allocation	Percentage of Plan Assets at Year-end
Asset Category	2011	2011	2010
Equity securities	20-50%	45.9%	50.6%
Debt securities	30-60	52.5	43.9
Money market funds	20-30	1.6	5.5

Total		100.0%	100.0%

The Corporation developed the pension plan investment policies and strategies for plan assets with its pension management firm. The assets are currently invested in five diversified investment funds, which include three equity funds, one money market fund and one bond fund. The long-term guidelines from above were created to maximize the return on portfolio assets while reducing the risk of the portfolio. The management firm may allocate assets among the separate accounts within the established long-term guidelines. Transfers among these accounts will be at the management firm’s discretion based on their investment outlook and the investment strategies that are outlined at periodic meetings with the Corporation. The expected long-term rate of return on the plan assets is 7.00% in 2011 and 2010. This return is based on the expected return for each of the asset categories, weighted based on the target allocation for each class.

The Corporation expects to contribute $1,355 to its pension plan in 2012. Employer contributions totaled $1,152 in 2011. The increase in the benefit obligation was partially offset by the contributions and the increase in plan assets. This led to a change in funded status from $(3,802) to $(5,489).

Supplemental Retirement Plan

Citizens established a supplemental retirement plan (“SERP”) which covers key members of management in 2011. Participants will receive annually a percentage of their base compensations at the time of their retirement for a maximum of ten years. The liability recorded at December 31, 2011, was $331,239. The expense related to the plan was $331,239 for 2011. No distributions to participants were made in 2011.

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2011 and 2010:

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$226	$—	$—	$226
Commodity mutual funds	23	—	—	23
Bond Mutual funds	6,091	—	—	6,091
Equity market funds:
International	677	—	—	677
Large cap	3,651	—	—	3,651
Mid cap	163	—	—	163
Small cap	614	—	—	614

Total assets at fair value	$11,445	$—	$—	$11,445

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$657	$—	$—	$657
Commodity mutual funds	49	—	—	49
Bond Mutual funds	4,924	—	—	4,924
Equity market funds:
International	772	—	—	772
Large cap	3,835	—	—	3,835
Mid cap	307	—	—	307
Small cap	662	—	—	662

Total assets at fair value	$11,206	$—	$—	$11,206

Investment in equity securities, debt securities, and money market funds are valued at the closing price reported on the active market on which the individual securities are traded.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Expected benefit payments, which reflect expected future service, are as follows.

2012	$250
2013	278
2014	433
2015	542
2016	677
2017 through 2021	5,537

Total	$7,717

Stock options	12 Months Ended
Dec. 31, 2011
Stock Options [Abstract]
STOCK OPTIONS

NOTE 13—STOCK OPTIONS

Options to buy stock have been granted to directors, officers and employees under the Corporation’s stock option plan, which was approved by shareholders on April 18, 2000 and authorized the Corporation to issue up to 225,000 options. Exercise price is the market price at date of grant. The maximum option term is ten years, and options vest after three years. The Corporation’s stock option plan expired in 2010, and no further stock options may be granted under the plan.

A summary of the activity in the stock option plan is as follows.

	2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	29,500	$25.42	29,500	$25.42
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—

Outstanding at end of year	29,500	$25.42	29,500	$25.42

Options exercisable at year-end	29,500	$25.42	29,500	$25.42

Options outstanding at year-end 2011 were as follows.

	Outstanding
		Weighted Average Remaining Contractual	Weighted Average Exercise
Exercise price	Number	Life	Price
$20.50	19,500	6 mos.	$20.50
$35.00	10,000	1 yrs. 3.5 mos.	35.00

Outstanding at year-end	29,500	9 mos.	$25.42

The intrinsic value for stock options is calculated based on the exercise price of the underlying awards and the market price of the common stock as of the reporting date. As of December 31, 2011 and December 31, 2010, there were no options that had intrinsic value.

Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

NOTE 14—FAIR VALUE MEASUREMENT

U.S. generally accepted accounting principles establish a hierarchal disclosure framework associated with the level of observable pricing utilized in measuring assets and liabilities at fair value. The three broad levels defined by the hierarchy are as follows: Level 1: Quoted prices for identical assets in active markets that are identifiable on the measurement date; Level 2: Significant other observable inputs, such as quoted prices for similar assets, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data; Level 3: Significant unobservable inputs that reflect the Corporation’s own view about the assumptions that market participants would use in pricing an asset.

Securities: The fair values of securities available for sale are determined by matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities, but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs). The Corporation also used its own view about the assumptions that market participants would use in pricing certain securities (Level 3 inputs).

The following table presents the changes in the Level 3 fair value category for the fiscal period ended December 31, 2011. The Corporation classifies financial instruments in Level 3 of the fair value hierarchy when there is reliance on at least one significant unobservable input to the valuation model. In addition to the unobservable inputs, the valuation models for Level 3 financial instruments typically also rely on a number of inputs that are readily observable, either directly or indirectly.

Securities available for sale
	2011	2010
Beginning balance January 1,	$560	$—
Impairment charge on securities	—	(575)
Net change in unrealized loss on securities	(43)	(10)
Purchases, issuances, calls and settlements	—	—
Transfers in and/or out of Level 3	—	1,145

Ending balance December 31,	$517	$560

Impaired loans: The fair value of impaired loans is determined using the fair value of collateral for collateral dependent loans. The Corporation uses appraisals and other available data to estimate the fair value of collateral. (Level 2 inputs).

Assets measured at fair value are summarized below.

	Fair Value Measurements at December 31, 2011 Using:
Assets:	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$49,704	$—
Obligations of states and political subdivisions	—	66,219	517
Mortgage-backed securities in government sponsored entities	—	87,518	—
Equity securities in financial institutions	676	—	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$21,062
Other Real Estate Owned	—	—	1,097
Mortgage Servicing Rights	—	60	—

	Fair Value Measurements at December 31, 2010 Using:
Assets:	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$55,707	$—
Obligations of states and political subdivisions	—	59,909	560
Mortgage-backed securities in government sponsored entities	—	68,100	—
Equity securities in financial institutions	676	—	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$15,310
Other Real Estate Owned	—	1,795	—
Mortgage Servicing Rights	—	3	—

The carrying amount and estimated fair values of financial instruments not previously presented were as follows.

	December 31, 2011		December 31, 2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial Assets:
Cash and due from financial institutions	$52,127	$52,127	$79,030	$79,030
Loans, net of allowance for loan losses	764,011	785,900	745,555	763,768
Bank Owned Life Insurance	17,963	17,963	12,320	12,320
Accrued interest receivable	3,787	3,787	4,382	4,382
Financial Liabilities:
Deposits	901,246	911,945	892,463	895,950
Federal Home Loan Bank advances	50,295	52,263	50,327	53,162
U.S. Treasury interest-bearing demand note payable	—	—	2,008	2,008
Securities sold under agreement to repurchase	19,029	19,029	21,842	21,842
Subordinated debentures	29,427	26,461	29,427	20,353
Accrued interest payable	258	258	362	362

The estimated fair value approximates carrying amount for all items except those described below. Estimated fair value for securities is based on quoted market values for the individual securities or for equivalent securities. For fixed rate loans or deposits and for variable rate loans or deposits with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to the cash flow analysis or underlying collateral values. Fair value of debt is based on current rates for similar financing. The fair value of off-balance-sheet items is based on the current fees or cost that would be charged to enter into or terminate such arrangements and are considered nominal.

For certain homogeneous categories of loans, such as some residential mortgages, credit card receivables, and other consumer loans, fair value is estimated using the quoted market prices for securities backed by similar loans, adjusted for differences in loan characteristics. The fair value of other types of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Commitments, Contingencies and Off-Balance-Sheet Risk	12 Months Ended
Dec. 31, 2011
Commitments, Contingencies and Off-Balance-Sheet Risk [Abstract]
COMMITMENTS CONTINGENCIES AND OFF BALANCE SHEET RISK

NOTE 15—COMMITMENTS, CONTINGENCIES AND OFF-BALANCE-SHEET RISK

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates. Commitments may expire without being used. Off-balance-sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amount of financial instruments with off-balance-sheet risk was as follows at year-end.

	2011		2010
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to extend credit:
Lines of credit and construction loans	$6,913	$111,710	$3,161	$98,083
Overdraft protection	1,320	17,828	—	12,500
Letters of credit	200	424	275	1,288

	$8,433	$129,962	$3,436	$111,871

Commitments to make loans are generally made for a period of one year or less. Fixed-rate loan commitments included above had interest rates ranging from 2.25% to 15.00% at December 31, 2011 and 3.25% to 9.50% at December 31, 2010. Maturities extend up to 40 years.

Citizens is required to maintain certain reserve balances on hand in accordance with the Federal Reserve Board requirements. The average reserve balance maintained in accordance with such requirements was $998 on September 30, 2011 and $3,585 on December 31, 2010.

Capital Requirements and Restriction on Retained Earnings	12 Months Ended
Dec. 31, 2011
Capital Requirements and Restriction on Retained Earnings [Abstract]
CAPITAL REQUIREMENTS AND RESTRICTION ON RETAINED EARNINGS

NOTE 16—CAPITAL REQUIREMENTS AND RESTRICTION ON RETAINED EARNINGS

The Corporation and Citizens are subject to regulatory capital requirements administered by the federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations involve quantitative measures of assets, liabilities and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classification are also subject to qualitative judgments by the regulators. Failure to meet capital requirements can initiate regulatory action.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At year-end 2011 and 2010, the most recent regulatory notifications categorized Citizens as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the institution’s category.

At December 31, 2011, the Corporation’s and Citizens’ actual capital levels and minimum required levels were as follows.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total Capital to risk-weighted assets
Consolidated	$113,609	15.0%	$60,632	8.0%	n/a	n/a
Citizens	101,686	13.5	60,259	8.0	$75,323	10.0%
Tier I (Core) Capital to risk-weighted assets
Consolidated	100,068	13.2	30,324	4.0	n/a	n/a
Citizens	92,133	12.2	30,207	4.0	45,311	6.0
Tier I (Core) Capital to average assets
Consolidated	100,068	9.2	43,650	4.0	n/a	n/a
Citizens	92,133	8.4	43,873	4.0	54,841	5.0

At December 31, 2010, the Corporation’s and Citizens’ actual capital levels and minimum required levels were as follows.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2010
Total Capital to risk-weighted assets
Consolidated	$111,224	15.1%	$59,044	8.0%	n/a	n/a
Citizens	98,232	13.4	58,734	8.0	$73,417	10.0%
Tier I (Core) Capital to risk-weighted assets
Consolidated	101,755	13.8	29,537	4.0	n/a	n/a
Citizens	88,902	12.1	29,365	4.0	44,047	6.0
Tier I (Core) Capital to average assets
Consolidated	101,755	9.3	44,002	4.0	n/a	n/a
Citizens	88,902	8.1	43,956	4.0	54,946	5.0

The Corporation’s primary source of funds for paying dividends to its shareholders and for operating expense is the cash accumulated from dividends received from Citizens. Payment of dividends by Citizens to the Corporation is subject to restrictions by Citizens’ regulatory agencies. These restrictions generally limit dividends to the current and prior two years retained earnings as defined by the regulations. In addition, dividends may not reduce capital levels below minimum regulatory requirements.

Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2011
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIALS INFORMATION

NOTE 17—PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial information of FCBC follows.

	December 31,
Condensed Balance Sheets	2011	2010
Assets:
Cash	$7,612	$8,339
Securities available for sale	676	676
Investment in bank subsidiary	112,887	105,814
Investment in nonbank subsidiaries	12,535	12,529
Other assets	5,071	3,759

Total assets	$138,781	$131,117

Liabilities and Shareholders’ Equity:
Deferred income taxes and other liabilities	$5,903	$4,740
Subordinated debentures	30,349	29,427
Preferred stock	23,151	23,134
Common stock	114,447	114,447
Accumulated deficit	(17,667)	(20,218)
Treasury Stock	(17,235)	(17,235)
Accumulated other comprehensive income (loss)	(168)	(3,178)

Total liabilities and shareholders’ equity	$138,781	$131,117

	For the years ended December 31,
Condensed Statements of Operations	2011	2010
Dividends from bank subsidiaries	$2,500	$—
Interest expense	—	(821)
Other expense, net	(3,015)	(2,195)

Loss before equity in undistributed net earnings of subsidiaries	(515)	(3,016)
Income tax benefit	1,025	1,026
Equity in undistributed net earnings of subsidiaries	3,448	722

Net income (loss)	$3,958	$(1,268)

	For the years ended December 31,
	2011	2010
Condensed Statements of Cash Flows
Operating activities:
Net income (loss)	$3,958	$(1,268)
Adjustment to reconcile net income (loss) to net cash provided by (used for) operating activities:
Change in other assets and other liabilities	153	(706)
Equity in undistributed net earnings of subsidiaries	(3,448)	(722)

Net cash from (used for) operating activities	663	(2,696)

Financing activities:
Cash dividends paid	(1,390)	(1,159)

Net cash used for financing activities	(1,390)	(1,159)

Net change in cash and cash equivalents	(727)	(3,855)
Cash and cash equivalents at beginning of year	8,339	12,194

Other Comprehensive Income Loss	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income Loss [Abstract]
OTHER COMPREHENSIVE INCOME LOSS

NOTE 18—OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income (loss) components and related taxes were as follows.

	2011	2010
Unrealized holding gain (loss) on available for sale securities	$6,514	$(425)
Reclassification adjustments for loss recognized in income	8	363

Net unrealized gain (loss)	6,522	(62)
Pension liability adjustment	(1,962)	941
Tax effect	(1,550)	(298)

Other comprehensive income	$3,010	$581

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 19—EARNINGS PER SHARE

The factors used in the earnings per share computation follow.

	2011	2010
Basic
Net income (loss) available to common shareholders	$2,782	$(2,447)

Weighted Average common shares outstanding	7,707,917	7,707,917

Basic earnings (loss) per share	$0.36	$(0.32)

Diluted
Net income (loss) available to common shareholders	$2,782	$(2,447)

Weighted average common shares outstanding for basic earnings per common share	7,707,917	7,707,917
Add: dilutive effects of assumed exercise of options	—	—

Average shares and dilutive potential common shares outstanding	7,707,917	7,707,917

Diluted earnings (loss) per share	$0.36	$(0.32)

Basic earnings per common share are calculated by dividing net income by the weighted-average number of common shares outstanding for the period.

Diluted earnings per common share takes into consideration the pro forma dilution of unexercised stock option awards, computed using the treasury stock method.

Stock options for 29,500 shares in 2011 and 2010 were not considered in computing diluted earnings per common share because they were anti-dilutive.

Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
QUARTERLY FINANCIAL DATA

NOTE 20—QUARTERLY FINANCIAL DATA (UNAUDITED)

	Interest Income	Net Interest Income	Net Income / (Loss)	Basic Earnings per Common Share	Diluted Earnings per Common Share
2011
First quarter (1)(3)(4)	$12,414	$10,372	$753	$0.06	$0.06
Second quarter (1)(2)(3)(4)	12,045	10,153	523	0.03	0.03
Third quarter (1)(3)(4)	12,267	10,439	1,193	0.12	0.12
Fourth quarter (1)(3)(4)	12,135	10,397	1,489	0.15	0.15

2010
First quarter (5)(6)(7)	$13,173	$10,200	$36	$(0.04)	$(0.04)
Second quarter (5)(6)(7)	13,149	10,441	(259)	(0.07)	(0.07)
Third quarter (5)(6)(7)	12,997	10,450	(1,393)	(0.22)	(0.22)
Fourth quarter (5)(6)(7)	12,606	10,370	728	0.01	0.01

(1)	Interest income decreased as loans repriced downward.
(2)	Interest income decreased due to reversed income related to nonaccrual loans.
(3)	Interest expense decreased as deposits repriced downward and the deposit mix shifted toward cheaper funding sources.
(4)	Net income increased due to a reduction in provision for loan losses.
(5)	Interest income decreased as loans repriced downward. Loan volume also declined.
(6)	Interest expense decreased as deposits repriced downward and the deposit mix shifted toward cheaper funding sources.
(7)	Net income was reduced by a large provision for loan losses.

Participation in the Treasury Capital Purchase Program	12 Months Ended
Dec. 31, 2011
Participation in the Treasury Capital Purchase Program [Abstract]
PARTICIPATION IN THE TREASURY CAPITAL PURCHASE PROGRAM

NOTE 21—PARTICIPATION IN THE TREASURY CAPITAL PURCHASE PROGRAM

On January 23, 2009, the Corporation completed the sale to the U.S. Treasury of $23,184 of newly-issued non-voting preferred shares as part of the Capital Purchase Program (CPP) enacted by the U.S. Treasury as part of the Troubled Assets Relief Program (TARP) under the Emergency Economic Stabilization Act of 2008 (EESA). To finalize the Corporation’s participation in the CPP, the Corporation and the Treasury entered into a Letter Agreement, dated January 23, 2009, including the Securities Purchase Agreement – Standard Terms attached thereto. Pursuant to the terms of the Securities Purchase Agreement, the Corporation issued and sold to Treasury (1) 23,184 shares of Fixed Rate Cumulative Perpetual Preferred Shares, Series A, each without par value and having a liquidation preference of $1,000 per share (Series A Preferred Shares), and (2) a Warrant to purchase 469,312 common shares of the Corporation, each without par value, at an exercise price of $7.41 per share. The Warrant has a ten-year term. All of the proceeds from the sale of the Series A Preferred Shares and the Warrant by the Corporation to the U.S. Treasury under the CPP qualify as Tier 1 capital for regulatory purposes. Under the standardized CPP terms, cumulative dividends on the Series A Preferred Shares will accrue on the liquidation preference at a rate of 5% per annum for the first five years, and at a rate of 9% per annum thereafter, but will be paid only if, as and when declared by the Corporation’s Board of Directors. The Series A Preferred Shares have no maturity date and rank senior to the common shares with respect to the payment of dividends and distributions and amounts payable upon liquidation, dissolution and winding up of the Corporation.